RECEIVABLES (Tables)	12 Months Ended
Jun. 29, 2018
Receivables [Abstract]
Schedule of Receivables	Receivables are summarized below:

	2018	2017

	(In millions)
Accounts receivable	$468	$368
Less allowances for collection losses	(2)	(3)
	$466	$365